Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Variable Annuity, Series E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Series E (Total Return Bond Series)
Variable Annuity, Series F
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Series F (Floating Rate Strategies Series)
Variable Annuity, Series P
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Series P (High Yield Series)
Without Sales Load [Member] | Variable Annuity, Series E
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%	7.20%	0.27%	2.81%
Without Sales Load [Member] | Variable Annuity, Series F
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	5.68%	5.43%	3.76%
Without Sales Load [Member] | Variable Annuity, Series P
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%	9.46%	5.87%	4.48%
Bloomberg U.S. Aggregate Bond Index, Series E
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index, Series F
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index, Series P
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
S&P UBS Leveraged Loan Index, Series F
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P UBS Leveraged Loan Index
Average Annual Return, Percent	2.96%	7.50%	7.39%	5.14%
S&P UBS Leveraged Loan Index, Series P
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	4.57%	10.28%	5.97%	5.38%